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NOTE:  This filing contains two supplements which are substantially similar.
        The first supplement will be delivered to existing contract holders. The second will accompany the current prospectuses.

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                                        File No. 33-79170, 811-8524
                                        Filed under Rule 497(e)



             EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                       PROSPECTUS SUPPLEMENT

                         February 22, 1999

                              to the
              Equi-Select Variable Annuity Prospectus
                        Dated June 1, 1998
 as supplemented June 8, 1998, July 17, 1998, August 18, 1998 and
                         October 22, 1998


         ALL-GROWTH SERIES AND GROWTH OPPORTUNITIES SERIES

   On December 18, 1998, we, together with The GCG Trust (the "GCG Trust"), our affiliated insurance companies and the separate accounts invested in the Trust, filed an application for an order of Substitution (the "Application") with the Securities and Exchange Commission (the "SEC"). This Application requests permission from the SEC for separate accounts investing in the All-Growth Portfolio of the GCG Trust to substitute shares of Mid-Cap Growth Portfolio (the "Substitution"). We also plan to file a similar application for separate accounts investing in the Growth Opportunities Portfolio.

   As part of our overall management of the separate accounts, we are taking this action to replace these investment options with another that is significantly similar in investment objective and style, but with lower expenses and a better history of total returns. YOU WILL INCUR NO COSTS, AS ALL EXPENSES ASSOCIATED WITH THE APPLICATION(S) AND THE SUBSTITUTION(S) WILL BE BORNE BY US AND OUR AFFILIATES. This supplement is for your information and you need take no action at this time. We will notify you as to the status of the Application(s) and our plan for Substitution(s).

   As of May 1, 1999, we will no longer accept allocations into either the All-Growth Portfolio or the Growth Opportunities Portfolio. Of course, until we implement the Substitutions, you may freely reallocate your account value from either the All-Growth Portfolio or the Growth Opportunities Portfolio to any other currently available investment option free of any charges and without it being counted as a reallocation. Once we have implemented these substitutions, for thirty days afterward you may reallocate your account value from the Mid-Cap Growth Portfolio to any other currently available investment option free of reallocation charges and without it being counted as a reallocation.

   Several additional changes as described briefly in the following paragraphs are taking place in the GCG Trust. Please refer to a supplement to the GCG Trust Prospectus, also dated February 22, 1999, describing these changes to the Trust in greater detail.
                      GROWTH & INCOME SERIES
   Alliance Capital Management L.P. will become Portfolio Manager to the Growth & Income Series effective upon the closing of a sales transaction involving the current Portfolio Manager, Robertson, Stephens & Company Investment Management, L.P. ("Robertson, Stephens"), or upon the close of business on February 26, 1999, whichever occurs first.


5334-Update                                            2/22/99

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

                       VALUE + GROWTH SERIES
   Janus Capital Corporation will become Portfolio Manager to the Value + Growth Series to become effective upon the closing of a sales transaction involving the current Portfolio Manager, Robertson, Stephens, or the close of business on February 26, 1999, whichever occurs first. Also the name of the Series has been changed to the "Growth Series" to become effective with the other changes.
                    MULTIPLE ALLOCATION SERIES
   T. Rowe Price Associates, Inc. ("T. Rowe Price") will become Portfolio Manager to the Multiple Allocation Series effective upon the closing of a sales transaction involving the current Portfolio Manager, Zweig Advisors Inc. ("Zweig"), or upon the close of business on February 26, 1999, whichever occurs first. The name of the Series has been changed to the "Equity Income Series" to become effective with the other changes. Also, the investment objective will change to reflect the investment style of T. Rowe Price. This objective will become effective upon shareholder approval.
                      STRATEGIC EQUITY SERIES
   A I M Capital Management, Inc. will become Portfolio Manager to the Strategic Equity Series effective upon the closing of a sales transaction involving the current Portfolio Manager, Zweig, or upon the close of business on February 26, 1999, whichever occurs first.
                    CAPITAL APPRECIATION SERIES
   AIM will become Portfolio Manager to the Strategic Equity Series effective on April 1, 1999.
           DEVELOPING WORLD SERIES AND HARD ASSET SERIES
   Baring International Investment Limited will become Portfolio Manager to the Developing World Series and the Hard Assets Series effective on March 1, 1999.
                         CHANGE OF ADDRESS
   Effective March 19, 1999, the location of the Company's Customer Service Center will be West Chester, PA 19380, and the address of The GCG Trust and Directed Services, Inc., the Trust's Manager and Distributor, will be 1475 Dunwoody Drive, West Chester, PA 19380.

   This supplement should be retained with your Equitable Life
Insurance Company of Iowa Prospectus.


5334-Update                                            2/22/99

             EQUITABLE LIFE INSURANCE COMPANY OF IOWA

                       PROSPECTUS SUPPLEMENT

                         February 22, 1999

                              to the
              Equi-Select Variable Annuity Prospectus
                        Dated June 1, 1998
 as supplemented June 8, 1998, July 17, 1998, August 18, 1998 and
                         October 22, 1998


         ALL-GROWTH SERIES AND GROWTH OPPORTUNITIES SERIES

   On December 18, 1998, we, together with The GCG Trust (the "GCG Trust"), our affiliated insurance companies and the separate accounts invested in the Trust, filed an application for an order of Substitution (the "Application") with the Securities and Exchange Commission (the "SEC"). This Application requests permission from the SEC for separate accounts investing in the All-Growth Portfolio of the GCG Trust to substitute shares of Mid-Cap Growth Portfolio (the "Substitution"). We also plan to file a similar application for separate accounts investing in the Growth Opportunities Portfolio.

   As part of our overall management of the separate accounts, we are taking this action to replace these investment options with another that is significantly similar in investment objective and style, but with lower expenses and a better history of total returns. CONTRACT OWNERS WILL INCUR NO COSTS, AS ALL EXPENSES ASSOCIATED WITH THE APPLICATION(S) AND THE SUBSTITUTION(S) WILL BE BORNE BY US AND OUR AFFILIATES. This supplement is for your information and you need take no action at this time. We will notify you as to the status of the Application(s) and our plan for Substitution(s).

   As of May 1, 1999, we will no longer accept allocations into either the All-Growth Portfolio or the Growth Opportunities Portfolio. Of course, until we implement the Substitutions, contract owners may freely reallocate their account value from either the All-Growth Portfolio or the Growth Opportunities Portfolio to any other currently available investment option free of any charges and without it being counted as a reallocation.
Once we have implemented these substitutions, for thirty days afterward all contract owners may reallocate their account value from the Mid-Cap Growth Portfolio to any other currently available investment option free of reallocation charges and without it being counted as a reallocation.

   Several additional changes as described briefly in the following paragraphs are taking place in the GCG Trust. Please refer to a supplement to the GCG Trust Prospectus, also dated February 22, 1999, describing these changes to the Trust in greater detail.
                      GROWTH & INCOME SERIES
   Alliance Capital Management L.P. will become Portfolio Manager to the Growth & Income Series effective upon the closing of a sales transaction involving the current Portfolio Manager, Robertson, Stephens & Company Investment Management, L.P. ("Robertson, Stephens"), or upon the close of business on February 26, 1999, whichever occurs first.


5344-Update2                                            2/22/99

                       VALUE + GROWTH SERIES
   Janus Capital Corporation will become Portfolio Manager to the Value + Growth Series to become effective upon the closing of a sales transaction involving the current Portfolio Manager, Robertson, Stephens, or the close of business on February 26, 1999, whichever occurs first. Also the name of the Series has been changed to the "Growth Series" to become effective with the other changes.
                    MULTIPLE ALLOCATION SERIES
   T. Rowe Price Associates, Inc. ("T. Rowe Price") will become Portfolio Manager to the Multiple Allocation Series effective upon the closing of a sales transaction involving the current Portfolio Manager, Zweig Advisors Inc. ("Zweig"), or upon the close of business on February 26, 1999, whichever occurs first. The name of the Series has been changed to the "Equity Income Series" to become effective with the other changes. Also, the investment objective will change to reflect the investment style of T. Rowe Price. This objective will become effective upon shareholder approval.
                      STRATEGIC EQUITY SERIES
   A I M Capital Management, Inc. will become Portfolio Manager to the Strategic Equity Series effective upon the closing of a sales transaction involving the current Portfolio Manager, Zweig, or upon the close of business on February 26, 1999, whichever occurs first.
                    CAPITAL APPRECIATION SERIES
   AIM will become Portfolio Manager to the Strategic Equity Series effective on April 1, 1999.
           DEVELOPING WORLD SERIES AND HARD ASSET SERIES
   Baring International Investment Limited will become Portfolio Manager to the Developing World Series and the Hard Assets Series effective on March 1, 1999.
                         CHANGE OF ADDRESS
   Effective March 19, 1999, the address of the Company's Customer Service Center, West Chester, PA 19380, The GCG Trust and Directed Services, Inc., the Trust's Manager and Distributor, will be 1475 Dunwoody Drive, West Chester, PA 19380.

   This supplement should be retained with your Equitable Life
Insurance Company of Iowa Prospectus.


5334-Update2                                            2/22/99



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